Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2021
Other equity instruments
Details of other equity instruments

			Initial
Type of	Issuance		Distribution					Conversion	Conversion
Instruments	Date	Category	Rate	Issue Price	Number	Par Value	Initial Period	Condition	Result
				RMB ’000		RMB ’000
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	8 years	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	8 years	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	8 years	None	None
China Life Financing Plan (1st)	September 2019	Equity Instrument	5.05%	—	—	2,070,000	8 years	None	None
PICC Financing Plan (1st)	September 2019	Equity Instrument	5.10%	—	—	930,000	10 years	None	None
2019 medium-term notes (2nd)	October 2019	Equity Instrument	4.08%	0.1	20,000,000	2,000,000	3 years	None	None
2019 medium-term notes (3rd)	October 2019	Equity Instrument	4.05%	0.1	20,000,000	2,000,000	3 years	None	None
China Life Financing Plan (2nd)	October 2019	Equity Instrument	5.05%	—	—	2,260,000	8 years	None	None
PICC Financing Plan (2nd)	October 2019	Equity Instrument	5.10%	—	—	1,740,000	10 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.15%	0.1	25,000,000	2,500,000	3 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.53%	0.1	15,000,000	1,500,000	5 years	None	None
Bond C	March 2020	Equity Instrument	3.58%	0.1	20,000,000	2,000,000	3 years	None	None
Bond D	March 2020	Equity Instrument	3.85%	0.1	10,000,000	1,000,000	5 years	None	None
2020 medium-term notes (1st)	April 2020	Equity Instrument	3.18%	0.1	30,000,000	3,000,000	3 years	None	None
China Life Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	—	—	3,570,000	8 years	None	None
PICC Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	—	—	930,000	10 years	None	None
Bond E	April 2020	Equity Instrument	3.09%	0.1	25,000,000	2,500,000	3 years	None	None
2020 medium-term notes (2nd)	June 2020	Equity Instrument	3.60%	0.1	35,000,000	3,500,000	3 years	None	None
2020 medium-term notes (3rd)	August 2020	Equity Instrument	3.99%	0.1	20,000,000	2,000,000	3 years	None	None
PICC Financing Plan (4th)	August 2020	Equity Instrument	4.60%	—	—	3,000,000	10 years	None	None
Bond F	September 2020	Equity Instrument	4.38%	0.1	30,000,000	3,000,000	3 years	None	None
2020 medium-term notes (4th)	September 2020	Equity Instrument	4.40%	0.1	10,000,000	1,000,000	3 years	None	None
Total						48,000,000

Changes of other equity instruments

	As at 1 January 2021		Issuance		Cumulative distributions				As at 31 December 2021
					Accrued	Distribution	Redemption	Redemption
Type of instruments	Number	Amount	Number	Amount	distribution	payment	value	difference	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000		RMB ’000

Bond B	25,000,000	2,534,678	—	—	129,250	129,256	—	—	25,000,000	2,534,672
Yingda Insurance Financing Plan (1st)	—	3,288,808	—	—	192,726	192,726	—	—	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	828,463	—	—	48,548	48,548	—	—	—	828,463
Yingda Insurance Financing Plan (3rd)	—	891,575	—	—	52,247	52,247	—	—	—	891,575
China Life Financing Plan (1st)	—	2,073,484	—	—	105,987	105,987	—	—	—	2,073,484
PICC Financing Plan (1st)	—	930,922	—	—	48,088	48,352	—	—	—	930,658
2019 medium-term notes (2nd)	20,000,000	2,011,579	—	—	81,600	81,601	—	—	20,000,000	2,011,578
2019 medium-term notes (3rd)	20,000,000	2,011,312	—	—	81,000	81,001	—	—	20,000,000	2,011,311
China Life Financing Plan (2nd)	—	2,263,804	—	—	115,715	115,715	—	—	—	2,263,804
PICC Financing Plan (2nd)	—	1,741,726	—	—	89,973	90,466	—	—	—	1,741,233
2019 medium-term notes (4th)	25,000,000	2,511,485	—	—	103,750	103,751	—	—	25,000,000	2,511,484
2019 medium-term notes (4th)	15,000,000	1,506,460	—	—	67,950	67,952	—	—	15,000,000	1,506,458
Bond C	20,000,000	2,055,691	—	—	71,600	71,604	—	—	20,000,000	2,055,687
Bond D	10,000,000	1,029,946	—	—	38,500	38,502	—	—	10,000,000	1,029,944
2020 medium-term notes (1st)	30,000,000	3,049,876	—	—	95,400	95,402	—	—	30,000,000	3,049,874
China Life Financing Plan (3rd)	—	3,575,653	—	—	171,930	171,930	—	—	—	3,575,653
PICC Financing Plan (3rd)	—	930,859	—	—	44,789	45,034	—	—	—	930,614
Bond E	25,000,000	2,553,521	—	—	77,250	77,254	—	—	25,000,000	2,553,517
2020 medium-term notes (2nd)	35,000,000	3,551,784	—	—	126,000	126,002	—	—	35,000,000	3,551,782
2020 medium-term notes (3rd)	20,000,000	2,024,828	—	—	79,800	79,801	—	—	20,000,000	2,024,827
PICC Financing Plan (4th)	—	3,002,683	—	—	139,917	140,683	—	—	—	3,001,917
Bond F	30,000,000	3,040,650	—	—	131,400	131,407	—	—	30,000,000	3,040,643
2020 medium-term notes (4th)	10,000,000	1,009,992	—	—	44,000	44,001	—	—	10,000,000	1,009,991

Total		48,419,779		—	2,137,420	2,139,222	—	—		48,417,977